Retirement Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012 Item	Oct. 01, 2011	Oct. 02, 2010
Retirement Plan [Line Items]
Number of defined contribution plans	2
Defined contribution plan expense	$ 7	$ 6	$ 6
Number of multiemployer plans	1
Net unrealized defined benefit losses in accumulated other comprehensive loss	53
Amount expected to be amortized from accumulated other comprehensive loss in 2013	2
Assumed health care cost trend rate	7.00%
Plan assets	129	109
Growth Investments
Retirement Plan [Line Items]
Target allocation for plan assets, minimum	40.00%
Target allocation for plan assets, maximum	50.00%
Fixed Income Investments
Retirement Plan [Line Items]
Target allocation for plan assets, minimum	40.00%
Target allocation for plan assets, maximum	50.00%
Other Asset Categories
Retirement Plan [Line Items]
Target allocation for plan assets, minimum	5.00%
Target allocation for plan assets, maximum	10.00%
Plan assets		6
10 1/4% Senior Subordinated Notes
Retirement Plan [Line Items]
Plan assets	11	11
Debt instrument, interest rate	10.25%	10.25%
Defined Benefit Pension Plans
Retirement Plan [Line Items]
Number of defined benefit plans	6
PBO	207	179	175
Plan assets	129	109	112
Foreign Pension Plans, Defined Benefit
Retirement Plan [Line Items]
PBO	$ 3